Income Tax - Reconciliation of Expected Tax Expense with Actual Tax Expense (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Earnings before income tax	¥ 27,387	¥ 27,034	¥ 28,148
Expected income tax expense at statutory tax rate of 25%	6,847	6,759	7,037
Differential tax rate on PRC subsidiaries' and branches' income	(306)	(315)	(291)
Differential tax rate on other subsidiaries' income	(47)	(129)	(58)
Non-deductible expenses	915	979	537
Non-taxable income	(576)	(460)	(319)
Effect of change in tax rate	(29)
Others	(497)	(512)	(96)
Actual income tax expense	¥ 6,307	¥ 6,322	¥ 6,810